Pensions and Other Benefit Plans (Details 13)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	100.00%	100.00%
Target Allocation Percent	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	76.00%	75.00%
Target Allocation Percent	71.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of Asset allocation	24.00%	25.00%
Target Allocation Percent	29.00%